UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001

(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2006

Date of reporting period: 05/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

May 31, 2006

Mutual Funds

State Farm Associates’ Funds Trust

SEMI - ANNUAL REPORT

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Table of Contents
Message to Shareholders	1

Portfolio Summary

State Farm Growth Fund	2

State Farm Balanced Fund	2

State Farm Interim Fund	3

State Farm Municipal Bond Fund	3

Expense Example	4

Schedule of Investments

State Farm Growth Fund	5

State Farm Balanced Fund	7

State Farm Interim Fund	12

State Farm Municipal Bond Fund	13

Financial Statements

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26

Notes to Financial Statements	28

Financial Highlights	32

This report must be accompanied or preceded by a prospectus for the State Farm Associates’ Funds Trust.

Distributor: State Farm VP Management Corp.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

SEMI - ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2006 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of portfolio holdings to help you with your individual investment planning and further understand the Funds you own. We encourage your review and consideration of this entire report.

The State Farm Growth and State Farm Balanced Funds have been available to U.S. agents and employees of the State Farm® companies, and certain of their family members since 1968. The State Farm Interim and State Farm Municipal Bond Funds were first offered in 1977. Each of these funds are “no-load” mutual funds, which means that no one pays nor receives any commission for the sale of fund shares. This feature, combined with relatively low annual expenses, help make the Associates’ Funds cost-competitive offerings for individuals.

Annual Fund Operating Expenses*
State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.13%
State Farm Municipal Bond Fund	0.15%
State Farm Interim Fund	0.19%

*	As a percentage of a Fund’s average net assets and annualized for the 6-month period ended May 31, 2006

E-Delivery

What’s new? Associates’ Funds shareholders can now elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to their statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports in the mail. This is a great way to help control internal fund costs related to printing and mailing these materials and possibly help preserve the environment by consuming fewer natural resources.

Online Access

Shareholders can also conveniently access and review their Associates’ Fund account information online alongside their other State Farm products and accounts. Online access offers the flexibility to manage your account transaction activity like purchases, redemptions, exchanges, etc. on a 24-hour basis, seven days a week.

Go to statefarm.com for electronic delivery and online account sign-up information or contact the State Farm Securities Response Center at 1-800-447-0740 for assistance.

Sincerely,

Phillip G. Hawkins

Vice President

State Farm Investment Management Corp.

Portfolio Summary

    State Farm Growth Fund

*	Illustrated by Industry and based on total investments as of May 31, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 9 other industries each of which represents less than 5% of total investments.

    State Farm Balanced Fund

*	Based on total investments as of May 31, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

*	Based on total investments as of May 31, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services. Percentages are based on total investments as of May 31, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes all Advanced Refund Bonds.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Annualized Expense Ratio Based on the Period December 1, 2005 to May 31, 2006	Expenses Paid During Period December 1, 2005 to May 31, 2006*
State Farm Growth Fund
Actual	1,000.00	1,064.57	0.12%	0.62
Hypothetical (5% return before expenses)	1,000.00	1,024.33	0.12%	0.61
State Farm Balanced Fund
Actual	1,000.00	1,048.23	0.13%	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.28	0.13%	0.66
State Farm Interim Fund
Actual	1,000.00	1,007.93	0.19%	0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.19%	0.96
State Farm Municipal Bond Fund
Actual	1,000.00	1,012.27	0.15%	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.18	0.15%	0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.09%)

Agriculture, Foods, & Beverage (9.85%)
Archer-Daniels-Midland Co.	3,477,500	$144,559,675
Campbell Soup Co.	92,000	3,237,480
Kellogg Co.	930,000	43,803,000
McCormick & Co. Inc.	428,600	14,765,270
PepsiCo Inc.	586,100	35,435,606
Sysco Corp.	766,500	23,439,570
The Coca-Cola Co.	888,500	39,120,655
The Hershey Co.	226,400	12,884,424

		317,245,680

Banks (7.41%)
AmSouth Bancorporation	333,637	8,941,472
Bank of America Corp.	1,048,527	50,748,707
Fifth Third Bancorp	191,000	7,258,000
M&T Bank Corp.	179,700	20,683,470
Northern Trust Corp.	144,000	8,052,480
Popular Inc.	1,724,503	33,403,623
SunTrust Banks Inc.	334,600	25,332,566
Wells Fargo & Co.	1,268,400	84,183,708

		238,604,026

Building Materials & Construction (2.52%)
Vulcan Materials Co.	1,039,200	81,109,560

Chemicals (6.21%)
Air Products & Chemicals Inc.	830,000	53,825,500
E.I. du Pont de Nemours and Co.	496,104	21,099,303
International Flavors & Fragrances Inc.	561,000	19,965,990
Sigma-Aldrich Corp.	1,375,000	95,452,500
The Dow Chemical Co.	243,000	9,688,410

		200,031,703

Computer Software & Services (3.29%)
Automatic Data Processing Inc.	149,000	6,775,030
Check Point Software
Technologies Ltd. (a)	129,850	2,508,702
Microsoft Corp.	3,235,500	73,284,075
SAP AG	111,200	23,379,635

		105,947,442

Computers (4.47%)
Hewlett-Packard Co.	3,019,400	97,768,172
International Business Machines Corp.	580,000	46,342,000

		144,110,172

Consumer & Marketing (4.64%)
AptarGroup Inc.	190,800	10,036,080
Colgate-Palmolive Co.	436,300	26,326,342
Nestle SA ADR	456,800	34,165,990
The Procter & Gamble Co.	1,454,855	78,925,884

		149,454,296

Electronic/Electrical Mfg. (7.67%)
Agilent Technologies Inc. (a)	548,071	19,122,197
Applied Materials Inc.	1,662,700	28,116,257
Emerson Electric Co.	270,400	22,313,408
General Electric Co.	2,921,700	100,097,442
Intel Corp.	2,420,800	43,622,816
KLA-Tencor Corp.	247,200	10,145,088
Linear Technology Corp.	703,200	23,733,000

		247,150,208

Financial Services (4.09%)
Citigroup Inc.	1,485,633	73,241,707
Wachovia Corp.	1,091,900	58,416,650

		131,658,357

Health Care (13.95%)
Abbott Laboratories	567,100	24,215,170
Biomet Inc.	3,487,500	122,794,875
Eli Lilly & Co.	997,000	51,485,080
Johnson & Johnson	2,481,600	149,441,952
Medtronic Inc.	135,800	6,856,542
Merck & Co. Inc.	675,700	22,494,053
Pfizer Inc.	3,047,300	72,099,118

		449,386,790

Machinery & Manufacturing (6.38%)
3M Co.	497,000	41,579,020
Caterpillar Inc.	843,400	61,526,030
HNI Corp.	1,439,200	75,126,240
Illinois Tool Works Inc.	552,200	27,416,730

		205,648,020

Media & Broadcasting (3.59%)
CBS Corp. Class B	405,550	10,507,801
Reuters Group PLC ADR	155,433	6,596,577
The Walt Disney Co.	2,728,640	83,223,520
Viacom Inc. Class B	405,550	15,309,512

		115,637,410

Mining & Metals (3.06%)
BHP Billiton PLC	941,859	18,493,401
Newmont Mining Corp.	36,700	1,913,905
Nucor Corp.	265,600	27,959,712
Rio Tinto PLC ADR	226,800	50,349,600

		98,716,618

Oil & Gas (13.08%)
Anadarko Petroleum Corp.	210,200	10,440,634

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
BG Group PLC	3,199,100	$42,474,451
Bill Barrett Corp. (a)	550,000	17,655,000
BP PLC ADR	626,392	44,285,914
Chevron Corp.	1,060,000	63,377,400
Devon Energy Corp.	212,204	12,172,021
Exxon Mobil Corp.	2,615,200	159,291,832
Royal Dutch Shell PLC ADR Class A	516,300	34,235,853
Tidewater Inc.	154,191	7,820,568
Western Gas Resources Inc.	608,600	29,827,486

		421,581,159

Retailers (2.48%)
Home Depot Inc.	396,400	15,110,768
Wal-Mart Stores Inc.	1,339,100	64,879,395

		79,990,163

Telecom & Telecom Equipment (5.70%)
ADC Telecommunications Inc. (a)	257,142	4,607,985
AT&T Inc.	1,497,512	39,025,163
BellSouth Corp.	485,300	16,388,581
Cisco Systems Inc. (a)	1,515,700	29,828,976
Corning Inc. (a)	1,284,600	31,151,550
Lucent Technologies Inc. Warrants (a)	25,216	8,321
Motorola Inc.	792,000	16,703,280
Nokia Corp. ADR	1,181,100	25,358,217
Verizon Communications Inc.	411,000	12,827,310
Vodafone Group PLC ADR	336,900	7,748,700

		183,648,083

Utilities & Energy (0.70%)
Duke Energy Corp.	799,900	22,573,178

Total Common Stocks
(cost $1,435,893,479)		3,192,492,865

	Shares or principal amount	Value
Short-term Investments (0.56%)
New Center Asset Trust, 5.050%, 06/01/2006	$14,000,000	$14,000,000
JPMorgan Treasury Plus Money Market Fund	4,116,936	4,116,936

Total Short-term Investments
(cost $ 18,116,936)		18,116,936

TOTAL INVESTMENTS (99.65%)
(cost $ 1,454,010,415)		3,210,609,801

OTHER ASSETS, NET OF LIABILITIES (0.35%)		11,363,518

NET ASSETS (100.00%)		$3,221,973,319

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (63.54%)

Agriculture, Foods, & Beverage (6.29%)
Archer-Daniels-Midland Co.	940,561	$39,099,121
Campbell Soup Co.	26,000	914,940
Kellogg Co.	310,000	14,601,000
PepsiCo Inc.	98,200	5,937,172
Sara Lee Corp.	58,000	984,260
Sysco Corp.	40,500	1,238,490
The Coca-Cola Co.	190,000	8,365,700
The Hershey Co.	34,400	1,957,704

		73,098,387

Banks (4.74%)
AmSouth Bancorporation	52,312	1,401,962
Bank of America Corp.	210,504	10,188,393
Fifth Third Bancorp	56,600	2,150,800
M&T Bank Corp.	30,400	3,499,040
Northern Trust Corp.	41,000	2,292,720
Popular Inc.	346,689	6,715,366
SunTrust Banks Inc.	54,300	4,111,053
Wells Fargo & Co.	373,800	24,809,106

		55,168,440

Building Materials & Construction (1.07%)
Vulcan Materials Co.	160,200	12,503,610

Chemicals (3.75%)
Air Products & Chemicals Inc.	230,000	14,915,500
E.I. du Pont de Nemours and Co.	108,705	4,623,224
International Flavors & Fragrances Inc.	120,000	4,270,800
Sigma-Aldrich Corp.	245,500	17,042,610
The Dow Chemical Co.	69,000	2,751,030

		43,603,164

Computer Software & Services (1.57%)
Automatic Data Processing Inc.	28,900	1,314,083
Microsoft Corp.	625,400	14,165,310
SAP AG	13,200	2,775,280

		18,254,673

Computers (3.14%)
Hewlett-Packard Co.	754,000	24,414,520
International Business Machines Corp.	152,100	12,152,790

		36,567,310

Consumer & Marketing (3.09%)
AptarGroup Inc.	45,900	2,414,340
Nestle SA ADR	101,000	7,554,214
The Procter & Gamble Co.	477,700	25,915,225

		35,883,779

Electronic/Electrical Mfg. (4.12%)
Agilent Technologies Inc. (a)	143,787	5,016,728
Applied Materials Inc.	182,000	3,077,620
Emerson Electric Co.	31,200	2,574,624
General Electric Co.	635,700	21,779,082
Intel Corp.	592,500	10,676,850
KLA-Tencor Corp.	45,100	1,850,904
Linear Technology Corp.	81,600	2,754,000
Texas Instruments Inc.	6,300	196,749

		47,926,557

Financial Services (2.81%)
Citigroup Inc.	307,000	15,135,100
Wachovia Corp.	327,620	17,527,670

		32,662,770

Health Care (9.02%)
Allergan Inc.	77,400	7,339,068
Biomet Inc.	911,250	32,085,113
Eli Lilly & Co.	212,000	10,947,680
Forest Laboratories Inc. (a)	20,900	783,332
Johnson & Johnson	417,700	25,153,894
Medtronic Inc.	21,600	1,090,584
Merck & Co. Inc.	144,100	4,797,089
Pfizer Inc.	960,000	22,713,600

		104,910,360

Machinery & Manufacturing (3.82%)
3M Co.	124,600	10,424,036
Caterpillar Inc.	262,400	19,142,080
HNI Corp.	160,000	8,352,000
Illinois Tool Works Inc.	130,600	6,484,290

		44,402,406

Media & Broadcasting (4.00%)
CBS Corp. Class B	49,450	1,281,249
Lee Enterprises Inc. Class A	42,000	1,200,780
Lee Enterprises Inc. Class B (b)	42,000	1,200,780
Reuters Group PLC ADR	200,433	8,506,377
The Walt Disney Co.	1,065,995	32,512,848
Viacom Inc. Class B	49,450	1,866,737

		46,568,771

Mining & Metals (3.51%)
Newmont Mining Corp.	29,200	1,522,780
Nucor Corp.	218,400	22,990,968
Rio Tinto PLC ADR	73,250	16,261,500

		40,775,248

Oil & Gas (7.38%)
BG Group PLC	256,800	3,409,534
Bill Barrett Corp. (a)	100,000	3,210,000

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
BP PLC ADR	115,786	$8,186,070
Chevron Corp.	288,000	17,219,520
Devon Energy Corp.	76,170	4,369,111
Exxon Mobil Corp.	448,000	27,287,680
Royal Dutch Shell PLC ADR Class A	216,400	14,349,484
Western Gas Resources Inc.	158,600	7,772,986

		85,804,385

Retailers (1.44%)
Home Depot Inc.	32,800	1,250,336
McDonald’s Corp.	62,900	2,086,393
Wal-Mart Stores Inc.	276,700	13,406,115

		16,742,844

Telecom & Telecom Equipment (3.48%)
ADC Telecommunications Inc. (a)	147,542	2,643,953
AT&T Inc.	470,024	12,248,825
BellSouth Corp.	47,800	1,614,206
Cisco Systems Inc. (a)	228,800	4,502,784
Corning Inc. (a)	372,300	9,028,275
Motorola Inc.	192,000	4,049,280
Nokia Corp. ADR	144,900	3,111,003
Verizon Communications Inc.	38,700	1,207,827
Vodafone Group PLC ADR	87,500	2,012,500

		40,418,653

Utilities & Energy (0.31%)
Duke Energy Corp.	125,900	3,552,898

Total Common Stocks
(cost $ 305,664,578)		738,844,255

Corporate Bonds (17.77%)

Agriculture, Foods, & Beverage (1.55%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,008,277
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	953,147
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	2,971,626
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,029,598
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	992,063
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,082,239
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,008,994
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,016,925

	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
Bottling Group LLC
5.500%, 04/01/2016	$1,000,000	$968,960

		18,031,829

Automotive (0.70%)
Toyota Motor Credit
5.650%, 01/15/2007	2,000,000	2,003,130
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,741,754
General Motors Acceptance Corp.
7.750%, 01/19/2010	3,000,000	2,939,184
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	498,481

		8,182,549

Banks (0.68%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	999,482
Bank of New York
5.050%, 03/03/2009	2,000,000	1,977,690
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	962,008
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	970,906
Wachovia Corp.
5.350%, 03/15/2011	750,000	741,912
Charter One Bank
5.500%, 04/26/2011	1,500,000	1,489,689
Wachovia Bank NA
5.600%, 03/15/2016	750,000	729,154

		7,870,841

Building Materials & Construction (0.26%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,042,993

Chemicals (0.50%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,048,771
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,817,456

		5,866,227

Computers (0.26%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	2,996,799

Consumer & Marketing (1.50%)
Kimberly-Clark Corp.
7.100%, 08/01/2007	3,000,000	3,053,121

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Avery Dennison Corp.
5.900%, 12/01/2008	$5,000,000	$5,013,780
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,125,397
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,174,906
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,047,550

		17,414,754

Electronic/Electrical Mfg. (0.26%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,027,996

Financial Services (1.36%)
Household Finance Corp.
7.200%, 07/15/2006	3,000,000	3,005,862
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	996,823
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,112,106
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,193,500
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	966,624
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,494,176
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,000,000	997,782
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,033,260
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	957,838

		15,757,971

Health Care (2.03%)
Abbott Laboratories
5.625%, 07/01/2006	3,000,000	3,000,909
3.500%, 02/17/2009	1,000,000	951,608
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,122,397
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,142,212
Genentech Inc.
4.400%, 07/15/2010	1,000,000	957,481
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,028,820
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,834,226
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	972,869
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	934,386
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,753,448
AstraZeneca PLC SP
5.400%, 06/01/2014	2,000,000	1,960,026
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	1,991,714

		23,650,096

Machinery & Manufacturing (1.60%)
United Technologies Corp.
7.000%, 09/15/2006	3,000,000	3,014,613
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,025,755
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,149,718
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,191,595
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,230,310
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,069,034
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	924,199

		18,605,224

Media & Broadcasting (0.86%)
The Walt Disney Co.
5.500%, 12/29/2006	2,000,000	2,002,696
Gannett Co.
5.500%, 04/01/2007	1,000,000	996,900
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	2,980,497
New York Times Co.
4.500%, 03/15/2010	500,000	478,147
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,094,188
New York Times Co.
5.000%, 03/15/2015	500,000	457,582

		10,010,010

Mining & Metals (0.61%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,055,026
Alcoa Inc.
6.500%, 06/01/2011	3,000,000	3,102,918
BHP Billiton Finance
5.250%, 12/15/2015	2,000,000	1,905,246

		7,063,190

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (0.43%)
Texaco Capital
5.500%, 01/15/2009	$3,000,000	$3,012,054
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	1,973,330

		4,985,384

Retailers (0.86%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,117,948
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,933,636
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,047,337
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	945,958
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	963,308

		10,008,187

Telecom & Telecom Equipment (1.69%)
US West Communications
5.625%, 11/15/2008	5,000,000	4,912,500
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,239,391
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,472,149
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	2,938,557
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	2,998,728
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,029,818
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,114,448

		19,705,591

Utilities & Energy (2.62%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	2,993,817
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,005,230
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,014,511
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,164,427
IES Utilities
6.750%, 03/15/2011	2,000,000	2,074,526
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,120,291
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,065,115
Pacificorp
6.900%, 11/15/2011	2,000,000	2,112,618
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,150,369
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	1,925,018
Georgia Power
5.250%, 12/15/2015	2,000,000	1,918,184
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,922,040

		30,466,146

Total Corporate Bonds
(cost $ 205,006,783)		206,685,787

Government Agency Securities (0.87%)

Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,124,100

Total Government Agency Securities
(cost $ 9,868,609)		10,124,100

U.S. Treasury Obligations (15.54%)

U.S. Treasury Notes
6.125%, 08/15/2007	15,000,000	15,179,880
3.000%, 11/15/2007	20,000,000	19,426,560
5.500%, 02/15/2008	4,000,000	4,031,876
3.125%, 10/15/2008	15,000,000	14,367,180
5.750%, 08/15/2010	5,000,000	5,140,820
5.000%, 08/15/2011	5,000,000	4,996,485
4.875%, 02/15/2012	10,000,000	9,918,750
4.375%, 08/15/2012	10,000,000	9,637,890
3.875%, 02/15/2013	10,000,000	9,319,920
3.625%, 05/15/2013	10,000,000	9,155,080
4.250%, 08/15/2013	10,000,000	9,494,920
4.250%, 11/15/2013	10,000,000	9,474,220
4.000%, 02/15/2014	10,000,000	9,297,270
4.250%, 11/15/2014	20,000,000	18,823,440
4.000%, 02/15/2015	15,000,000	13,831,050
4.125%, 05/15/2015	20,000,000	18,578,900

Total U.S. Treasury Obligations
(cost $ 188,873,544)		180,674,241

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Shares or principal amount	Value
Short-term Investments (1.63%)
New Center Asset Trust, 5.050%, 06/01/2006	$16,000,000	$16,000,000
JPMorgan Treasury Plus Money Market Fund	2,982,508	2,982,508

Total Short-term Investments
(cost $18,982,508)		18,982,508

TOTAL INVESTMENTS (99.35%)
(cost $728,396,022)		1,155,310,891

OTHER ASSETS, NET OF LIABILITIES (0.65%)		7,546,770

NET ASSETS (100.00%)		$1,162,857,661

(a)	Non-income producing security.
(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At May 31, 2006, the fair value of this security amounted to $1,200,780 or 0.10% of net assets.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (92.32%)

U.S. Treasury Notes
6.500%, 10/15/2006	$4,000,000	$4,019,844
3.500%, 11/15/2006	9,000,000	8,936,019
6.250%, 02/15/2007	4,000,000	4,030,156
6.625%, 05/15/2007	3,000,000	3,041,601
4.375%, 05/15/2007	5,000,000	4,966,405
3.250%, 08/15/2007	10,000,000	9,788,670
6.125%, 08/15/2007	9,000,000	9,107,928
5.500%, 02/15/2008	13,150,000	13,254,792
5.625%, 05/15/2008	5,000,000	5,054,100
3.250%, 08/15/2008	5,000,000	4,815,625
4.750%, 11/15/2008	10,000,000	9,934,380
3.000%, 02/15/2009	5,000,000	4,744,530
3.125%, 04/15/2009	8,000,000	7,598,440
5.500%, 05/15/2009	10,000,000	10,135,550
6.000%, 08/15/2009	11,000,000	11,311,949
6.500%, 02/15/2010	15,000,000	15,737,700
4.000%, 04/15/2010	10,000,000	9,643,360
5.750%, 08/15/2010	10,000,000	10,281,640
5.000%, 02/15/2011	10,000,000	9,998,440
5.000%, 08/15/2011	6,000,000	5,995,782

Total U.S. Treasury Obligations
(cost $ 167,437,095)		162,396,911

Short-term Investments (7.59%)
New Center Asset Trust, 5.050%, 06/01/2006	8,000,000	8,000,000
JPMorgan Treasury Plus Money
Market Fund	5,343,392	5,343,392

Total Short-term Investments
(cost $ 13,343,392)		13,343,392

TOTAL INVESTMENTS (99.91%)
(cost $ 180,780,487)		175,740,303

OTHER ASSETS, NET OF LIABILITIES (0.09%)		160,929

NET ASSETS (100.00%)		$175,901,232

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (99.17%)

Alabama (1.55%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,184,960
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,547,553
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,113,580

					6,846,093

Alaska (1.26%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (a)	5.625%	09/01/2013	Aaa	1,500,000	1,607,370
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,338,060
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (a)	5.000%	03/01/2015	Aaa	1,565,000	1,617,036

					5,562,466

Arizona (2.89%)
City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A	5.300%	07/01/2006	Aa1	2,340,000	2,342,925
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,063,280
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,305,948
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,785,125
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (a)	4.750%	07/01/2010	Aaa	4,250,000	4,302,190
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa2	900,000	949,941

					12,749,409

Arkansas (2.92%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,281,350
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,104,720
Bentonville School District No. 6, Benton County, Arkansas Construction Bonds	4.000%	06/01/2015	A1	960,000	942,221
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,020,000
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,305,166
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,107,591
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,155,635

					12,916,683

California (7.60%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A1	2,000,000	2,015,620
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (a)	5.000%	12/01/2007	AA	2,830,000	2,874,374

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2007 @ 100) (a)	5.000%	12/01/2008	AA	$1,500,000	$1,523,415
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A1	3,600,000	3,778,560
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,057,880
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,624,110
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,218,310
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,245,321
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,390,693
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,424,322
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,194,750
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,642,274
State of California, General Obligation Bonds	5.000%	12/01/2017	A1	300,000	309,849
State of California, General Obligation Bonds (Prerefunded to 12-01-2010 @ 100) (a)	5.000%	12/01/2017	A1	1,200,000	1,264,992

					33,564,470

Colorado (5.85%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (a)	5.000%	12/01/2007	Aa2	2,000,000	2,053,720
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (a)	5.500%	12/15/2009	Aa2	2,000,000	2,117,340
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (a)	5.300%	12/01/2010	Aaa	2,540,000	2,586,914
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (a)	5.000%	12/15/2012	Aaa	3,135,000	3,230,743
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,923,524
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,868,737
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (a)	5.250%	12/15/2013	Aaa	1,250,000	1,341,525
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,222,531
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded 12-01-2011 @ 100) (a)	5.250%	12/01/2014	Aaa	1,365,000	1,464,317
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	536,546
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,257,832
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded 12-01-2011 @ 100) (a)	5.250%	12/01/2016	Aaa	1,530,000	1,641,323

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Colorado (Cont.)
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	$1,905,000	$1,940,376
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,052,980
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	618,414

					25,856,822

Connecticut (1.87%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (a)	5.125%	11/15/2016	Aa3	5,000,000	5,317,900
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2017	Aaa	390,000	413,435
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2018	Aaa	600,000	636,054
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	630,168
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (a)	4.750%	06/15/2018	Aaa	1,250,000	1,288,700

					8,286,257

Florida (2.44%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,278,103
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,162,600
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,320,000	1,326,177

					10,766,880

Georgia (5.05%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,867,830
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,182,420
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (a)	5.000%	08/01/2011	Aaa	4,000,000	4,189,880
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,307,020
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,387,150
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (a)	5.125%	05/01/2014	Aaa	5,000,000	5,361,000

					22,295,300

Hawaii (1.69%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2006 @ 102) (a)	5.400%	09/01/2009	Aaa	1,775,000	1,817,991
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (a)	5.400%	09/01/2009	Aaa	2,225,000	2,308,326
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA-	2,945,000	3,269,480
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (a)	6.375%	03/01/2011	AA-	55,000	61,287

					7,457,084

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Idaho (0.40%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	$1,690,000	$1,749,218

Illinois (5.93%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded to 09-01-2006 @ 102) (a)	5.450%	09/01/2009	Aaa	4,000,000	4,097,360
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (a)	5.000%	12/30/2011	Aa3	2,500,000	2,611,075
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,135,312
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,087,100
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,168,860
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (a)	4.900%	10/01/2013	Aaa	3,785,000	3,881,593
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (a)	5.050%	02/01/2015	Aaa	2,195,000	2,271,430
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,102,559
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,156,331
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	980,670
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,721,643

					26,213,933

Indiana (1.80%)
Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding Bonds, Series 1996B	4.850%	07/15/2006	Aaa	1,075,000	1,076,398
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,382,846
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,766,407
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,746,901

					7,972,552

Iowa (1.47%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,431,034
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	966,673
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	891,625
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds (b)	4.625%	06/01/2019	Aaa	1,200,000	1,220,160

					6,509,492

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Kansas (2.62%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	$2,790,000	$2,911,923
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,218,080
City of Overland Park, Kansas, Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,424,828
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,016,040
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,274,403
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	703,252
Unified School District No. 263, Sedgewick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,050,190
Unified School District No. 265, Sedwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	960,596

					11,559,312

Kentucky (1.45%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,857,659
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,723,408
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,808,588

					6,389,655

Louisiana (2.47%)
State of Louisiana, General Obligation Bonds, Series 1997 A (Prerefunded to 04-15-2007 @ 102) (a)	5.375%	04/15/2011	Aaa	5,000,000	5,172,650
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,168,040
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,565,655

					10,906,345

Maryland (2.19%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (a)	4.875%	05/01/2013	Aaa	3,410,000	3,518,574
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	476,694
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,112,160
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	2,500,000	2,459,625
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,120,300

					9,687,353

Massachusetts (1.52%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	136,589
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,196,959

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Massachusetts (Cont.)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2017	Aa2	$5,000,000	$5,378,850

					6,712,398

Michigan (3.03%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	3,140,000	3,317,127
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (a)	5.550%	05/01/2011	Aaa	2,500,000	2,659,175
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (a)	5.100%	05/01/2011	Aaa	3,800,000	3,851,224
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,528,365
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,027,210
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,026,910

					13,410,011

Minnesota (1.07%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,092,280
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,665,000	1,629,552

					4,721,832

Mississippi (1.58%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,184,180
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,206,680
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,603,665
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,008,220

					7,002,745

Missouri (1.51%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program) (Prerefunded to 03-01-2010 @ 101) (a)	5.450%	03/01/2011	AA+	1,375,000	1,462,271
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aaa	3,000,000	3,170,700
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,024,400

					6,657,371

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa3	$490,000	$506,454

Nebraska (3.76%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (a)	6.150%	02/01/2012	Aa2	6,000,000	6,510,660
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,642,850
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,126,810
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,167,906
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,159,645

					16,607,871

New Hampshire (0.75%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	533,082
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,760,406

					3,293,488

New Jersey (2.00%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,562,940
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,285,349

					8,848,289

New York (1.17%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,094,160
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	981,610
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,109,620

					5,185,390

North Carolina (0.92%)
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (a)	4.900%	03/01/2009	Aaa	4,000,000	4,077,200

North Dakota (0.75%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,008,146
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,288,516

					3,296,662

Ohio (5.23%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,124,420
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,110,580

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Ohio (Cont.)
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (a)	5.350%	08/01/2012	Aa1	$5,000,000	$5,144,750
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	2,947,356
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (a)	5.000%	12/01/2013	Aa2	2,000,000	2,120,940
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	1,970,000	2,034,833
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,191,095
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,425,869

					23,099,843

Oklahoma (0.40%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,761,127

Oregon (4.62%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,055,840
Washington and Clackamas Counties School District #23J (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 06-01-2006 @ 100) (a)	5.550%	06/01/2011	Aa3	2,000,000	2,000,000
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	3,500,000	3,783,255
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	1,980,000	2,140,241
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (a)	5.250%	06/15/2015	Aaa	3,640,000	3,921,918
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,282,059
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	516,440
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,708,265

					20,408,018

Pennsylvania (1.74%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,107,820
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,095,102
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,133,022
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,089,307
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,200,310

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Pennsylvania (Cont.)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	$1,000,000	$1,053,950

					7,679,511

South Carolina (1.71%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,838,068
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,912,050
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	2,750,000	2,790,535

					7,540,653

South Dakota (1.09%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	4,680,000	4,829,479

Tennessee (3.17%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,606,155
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,476,898
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,061,759
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,885,207

					14,030,019

Texas (3.49%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,027,540
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (a)	5.400%	10/01/2008	AA	3,000,000	3,017,850
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,567,194
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,181,500
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (a)	5.750%	02/01/2012	Aa1	2,000,000	2,136,760
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,209,879
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	766,035
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (a)	4.750%	08/01/2015	Aaa	500,000	516,080

					15,422,838

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Utah (0.31%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	$1,300,000	$1,350,921

Virginia (1.03%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,119,100
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (a)	5.000%	08/01/2016	Aaa	1,350,000	1,415,421
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,033,127

					4,567,648

Washington (3.45%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,178,956
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,725,581
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (a)	5.750%	10/01/2012	AA	65,000	69,178
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,010,980
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,616,232
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,077,153
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	737,226
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,057,360
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	770,939

					15,243,605

West Virginia (0.59%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (a)	5.000%	06/01/2013	Aaa	2,540,000	2,626,843

Wisconsin (2.72%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,632,075
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,219,545
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,259,894
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,706,074
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	2,985,000	3,181,950

					11,999,538

Total Long-term Municipal Bonds (d)
(cost $427,894,358)					438,169,078

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Shares	Value
Short-term Investments (0.34%)
JPMorgan Tax Free Money Market Fund				1,502,034	$1,502,034

Total Short-term Investments
(cost $1,502,034)					1,502,034

TOTAL INVESTMENTS (99.51%) (cost $429,396,392)					439,671,112

OTHER ASSETS, NET OF LIABILITIES (0.49%)					2,175,619

					$441,846,731

NET ASSETS (100.00%)

(a)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
(b)	Security purchased on a “when-issued” basis.
(c)	Ratings represent the lower of Moody’s or S&P ratings.
(d)	Long-term Municipal Bonds consisted of 28.16% Advanced Refund Bonds, 49.90% General Obligation Bonds and 21.94% Municipal Revenue Bonds.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2006

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities
At identified cost	$1,454,010,415	728,396,022	180,780,487	429,396,392

At value	$3,210,609,801	1,155,310,891	175,740,303	439,671,112
Receivable for:
Dividends and interest	9,800,941	7,148,840	1,744,016	6,718,381
Shares of the Fund sold	3,479,092	937,426	194,896	181,800
Prepaid expenses	75,615	27,380	4,274	10,562

Total assets	3,223,965,449	1,163,424,537	177,683,489	446,581,855

Liabilities and Net Assets
Distributions to shareholders	—	—	1,074,963	3,312,134
Payable for:
Shares of the Fund redeemed	942,752	146,195	611,579	24,743
Securites purchased	—	—	—	1,205,698
SFIMC	989,214	392,153	79,995	165,039
Chief Compliance Officer expense	3,544	1,281	193	485
Accrued liabilities	56,620	27,247	15,527	27,025

Total liabilities	1,992,130	566,876	1,782,257	4,735,124

Net assets applicable to shares outstanding of common stock	$3,221,973,319	1,162,857,661	175,901,232	441,846,731

Fund shares outstanding	61,048,259	22,059,113	18,529,733	52,742,915
Net asset value, offering price and redemption price per share	$52.78	52.72	9.49	8.38

Analysis of Net Assets
Paid in capital	$1,482,243,113	725,756,790	188,884,681	431,572,011
Accumulated net realized loss	(47,624,755)	(5,038,259)	(7,943,265)	—
Net unrealized appreciation (depreciation)	1,756,596,811	426,914,869	(5,040,184)	10,274,720
Undistributed net investment income	30,758,150	15,224,261	—	—

Net assets applicable to shares outstanding	$3,221,973,319	1,162,857,661	175,901,232	441,846,731

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2006

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$34,772,388	8,228,289	—	—
Interest	691,175	10,758,392	3,444,790	—
Tax-exempt interest	—	—	—	10,295,045

	35,463,563	18,986,681	3,444,790	10,295,045
Less: foreign withholding taxes	(428,379)	(92,781)	—	—

Total investment income	35,035,184	18,893,900	3,444,790	10,295,045

Expenses:
Investment advisory and management fees	1,663,061	651,194	126,249	258,854
Reports to shareholders	52,940	23,945	5,985	6,206
Professional fees	52,753	24,856	18,516	21,237
Trustees’ fees and expenses	49,076	18,011	2,606	7,029
Chief Compliance Officer expense	19,781	7,250	1,168	2,849
ICI dues	19,187	7,035	1,200	2,841
Regulatory fees	18,374	14,787	10,685	12,287
Custodian fees	16,498	4,857	1,496	1,465
Errors & omissions insurance	14,090	5,113	727	1,959
Fidelity bond expense	5,610	2,046	346	788
Securities valuation fees	754	4,206	614	23,811

Total expenses	1,912,124	763,300	169,592	339,326

Net investment income	33,123,060	18,130,600	3,275,198	9,955,719

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	3,495,483	1,030,477	(57,025)	—
Change in net unrealized appreciation (depreciation) on investments	160,761,080	34,812,531	(1,773,699)	(4,572,691)

Net realized and unrealized gain (loss) on investments	164,256,563	35,843,008	(1,830,724)	(4,572,691)

Net change in net assets resulting from operations	$197,379,623	53,973,608	1,444,474	5,383,028

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund		Balanced Fund
Six months ended May 31, 2006 (Unaudited) and the Year ended November 30, 2005	2006	2005	2006	2005
From operations:
Net investment income	$33,123,060	57,735,037	18,130,600	33,325,718
Net realized gain (loss)	3,495,483	14,368,080	1,030,477	(874,418)
Change in net unrealized appreciation or depreciation	160,761,080	131,829,344	34,812,531	18,846,807

Net change in net assets resulting from operations	197,379,623	203,932,461	53,973,608	51,298,107

Distributions to shareholders from and in excess of:
Net investment income	(29,709,159)	(63,359,594)	(17,156,415)	(33,976,858)
Net realized gain	—	—	—	—

Total distributions to shareholders	(29,709,159)	(63,359,594)	(17,156,415)	(33,976,858)

From Fund share transactions:
Proceeds from shares sold	124,996,058	215,794,172	47,966,570	98,430,763
Reinvestment of distributions	28,504,835	60,891,398	16,459,965	32,588,041

	153,500,893	276,685,570	64,426,535	131,018,804
Less payments for shares redeemed	(170,319,849)	(242,854,918)	(62,532,833)	(91,489,013)

Net increase (decrease) in net assets from Fund share transactions	(16,818,956)	33,830,652	1,893,702	39,529,791

Total increase (decrease) in net assets	150,851,508	174,403,519	38,710,895	56,851,040

Net assets:
Beginning of period	3,071,121,811	2,896,718,292	1,124,146,766	1,067,295,726

End of period*	$3,221,973,319	3,071,121,811	1,162,857,661	1,124,146,766

*Including undistributed net investment income	30,758,150	27,344,249	15,224,261	14,250,076

Share Information
Sold	2,393,032	4,450,485	916,879	1,961,619
Issued in reinvestment of distributions	570,327	1,275,369	325,103	655,998
Redeemed	(3,269,848)	(4,984,712)	(1,195,977)	(1,821,005)

Net increase (decrease)	(306,489)	741,142	46,005	796,612

See accompanying notes to financial statements.

	Interim Fund		Municipal Bond Fund
Six months ended May 31, 2006 (Unaudited) and the Year ended November 30, 2005	2006	2005	2006	2005
From operations:
Net investment income	3,275,198	6,890,930	9,955,719	19,596,464
Net realized gain (loss)	(57,025)	13,978	—	213,037
Change in net unrealized appreciation or depreciation	(1,773,699)	(4,408,037)	(4,572,691)	(9,694,899)

Net change in net assets resulting from operations	1,444,474	2,496,871	5,383,028	10,114,602

Distributions to shareholders from and in excess of:
Net investment income	(3,275,198)	(6,890,930)	(9,955,719)	(19,596,464)
Net realized gain	—	—	(213,037)	(10,934)

Total distributions to shareholders	(3,275,198)	(6,890,930)	(10,168,756)	(19,607,398)

From Fund share transactions:
Proceeds from shares sold	21,225,973	41,684,690	13,746,484	27,603,072
Reinvestment of distributions	3,127,991	6,642,788	7,695,659	14,621,184

	24,353,964	48,327,478	21,442,143	42,224,256
Less payments for shares redeemed	(32,095,484)	(58,330,160)	(19,635,502)	(28,732,966)

Net increase (decrease) in net assets from Fund share transactions	(7,741,520)	(10,002,682)	1,806,641	13,491,290

Total increase (decrease) in net assets	(9,572,244)	(14,396,741)	(2,979,087)	3,998,494

Net assets:
Beginning of period	185,473,476	199,870,217	444,825,818	440,827,324

End of period*	175,901,232	185,473,476	441,846,731	444,825,818

*Including undistributed net investment income	—	—	—	—

Share Information
Sold	2,225,165	4,291,752	1,631,147	3,207,987
Issued in reinvestment of distributions	327,186	683,705	911,324	1,697,787
Redeemed	(3,358,773)	(6,009,186)	(2,327,405)	(3,337,147)

Net increase (decrease)	(806,422)	(1,033,729)	215,066	1,568,627

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2006, the Municipal Bond Fund had a commitment of $1,205,698 (representing 0.27% of net assets) for when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of May 31, 2006, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$1,454,010,415	728,205,267	180,880,490	429,396,392

Gross Unrealized Appreciation	$1,826,072,513	446,041,655	4,287	11,545,302

Gross Unrealized (Depreciation)	$(69,473,127)	(18,936,031)	(5,144,474)	(1,270,582)

Net Unrealized Appreciation (Depreciation)	$1,756,599,386	427,105,624	(5,140,187)	10,274,720

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP in the United States. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

The tax character of distributions for all Funds (including distributions declared but not yet paid) were the same as the distributions reflected in the Statement of Changes in Net Assets.

On June 29, 2006, the Growth Fund and the Balanced Fund declared ordinary income dividends of $0.52 and $0.79 per share, respectively, to shareholders of record on June 28, 2006 (reinvestment date June 29, 2006).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2005, the following funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

Expiration year	Growth Fund	Balanced Fund	Interim Fund
2006	$—	—	994,996
2007	$—	—	884,533
2008	$—	—	3,819,121
2009	$—	—	1,179,218
2010	$30,323,516	4,797,143	399,032
2011	$1,797,460	—	—
2012	$18,999,262	—	234,320
2013	$—	1,271,593	375,020

Total:	$51,120,238	6,068,736	7,886,240

As of November 30, 2005, in accordance with federal tax regulations the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$27,344,249	15,169,765	1,112,311	—
Undistributed tax-exempt income	$—	—	—	3,280,953
Undistributed long-term gain	$—	—	—	213,037
Unrealized appreciation (depreciation)	$1,595,835,731	391,182,648	(3,360,400)	14,847,411

Total	$1,623,179,980	406,352,413	(2,248,089)	18,341,401

Differences between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities as of November 30, 2005 relate to amortization taken for book purposes but not yet recognized for federal income tax purposes for securities held as of November 30, 2001 and/or distributions payable to shareholders as of November 30, 2005.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid quarterly) at the following rates:

Growth Fund	.20% of the first $100 million of average net assets
.15% of the next $100 million of average net assets
.10% of the average net assets in excess of $200 million

Balanced Fund	.20% of the first $100 million of average net assets
.15% of the next $100 million of average net assets
.10% of the average net assets in excess of $200 million

Interim Fund	.20% of the first $50 million of average net assets
.15% of the next $50 million of average net assets
.10% of the average net assets in excess of $100 million

Municipal Bond Fund	.20% of the first $50 million of average net assets
.15% of the next $50 million of average net assets
.10% of the average net assets in excess of $100 million

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees, and the Trust’s portion of the compensation paid to or accrued for the Trust’s Chief Compliance Officer.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for each of the fiscal years were as follows:

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Growth Fund
Purchases	$45,920,989	$24,171,569
Proceeds from sales	12,296,817	31,113,341
Balanced Fund
Purchases	23,917,844	73,819,793
Proceeds from sales	20,105,461	35,012,065
Interim Fund
Purchases	6,104,531	20,282,812
Proceeds from sales	18,871,834	31,055,703
Municipal Bond Fund
Purchases	11,141,666	40,482,819
Proceeds from sales	6,185,000	23,979,784

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

	Six months ended May 31, 2006 (Unaudited)		Year ended November 30,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$50.06		47.79	43.23	38.90	44.57	50.52

Income from Investment Operations
Net investment income (a)	0.54		0.94	0.96	0.71	0.61	0.60
Net gain (loss) on investments (both realized and unrealized)	2.67		2.37	4.36	4.29	(5.25)	(5.79)

Total from investment operations	3.21		3.31	5.32	5.00	(4.64)	(5.19)

Less Distributions
Net investment income	(0.49)		(1.04)	(0.76)	(0.67)	(0.60)	(0.61)
Net realized gain	—		—	—	—	(0.43)	(0.15)

Total distributions	(0.49)		(1.04)	(0.76)	(0.67)	(1.03)	(0.76)

Net asset value, end of period	$52.78		50.06	47.79	43.23	38.90	44.57

Total Return	6.46	%(b)	7.04%	12.41%	13.06%	(10.61)%	(10.41)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$3,222.0		3,071.1	2,896.7	2,571.2	2,227.7	2,536.8

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.13%
Net investment income	2.09	%(c)	1.93%	2.11%	1.83%	1.51%	1.29%

Portfolio turnover rate	1	%(c)	1%	1%	2%	6%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended May 31, 2006 (Unaudited)		Year ended November 30,
			2005		2004		2003	2002	2001
Net asset value, beginning of period	$51.07		50.30		47.19		43.73	47.46	51.25

Income from Investment Operations
Net investment income (a)	0.82		1.53		1.55		1.42	1.42	1.48
Net gain (loss) on investments (both realized and unrealized)	1.61		0.82		2.99		3.45	(3.67)	(3.80)

Total from investment operations	2.43		2.35		4.54		4.87	(2.25)	(2.32)

Less Distributions
Net investment income	(0.78)		(1.58)		(1.43)		(1.41)	(1.45)	(1.47)
Net realized gain	—		—		—		—	(0.03)	—

Total distributions	(0.78)		(1.58)		(1.43)		(1.41)	(1.48)	(1.47)

Net asset value, end of period	$52.72		51.07		50.30		47.19	43.73	47.46

Total Return	4.82	%(c)	4.79	%(b)	9.79	%(b)	11.44%	(4.81)%	(4.63)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,162.9		1,124.1		1,067.3		948.5	824.7	887.8

Average net asset ratios
Expenses	0.13	%(d)	0.14%		0.13%		0.14%	0.13%	0.14%
Net investment income	3.15	%(d)	3.04%		3.18%		3.22%	3.18%	3.05%

Portfolio turnover rate	4	%(d)	3%		3%		4%	6%	9%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon net asset value of $50.30, as of November 30, 2004 (as calculated for financial reporting purposes, taking into account transactions that occurred on November 30, 2004). For shareholder purchases and redemptions on November 30, 2004, the net asset value was $50.31, which caused the total returns for the year ended November 30, 2005 and the year ended November 30, 2004 to be equivalent to 4.76% and 9.81%, respectively.
(c)	Not annualized.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended May 31, 2006 (Unaudited)		Year ended November 30,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.59		9.81	10.02	10.07	9.90	9.55

Income from Investment Operations
Net investment income	0.18		0.35	0.36	0.36	0.43	0.56
Net gain (loss) on investments (both realized and unrealized)	(0.10)		(0.22)	(0.21)	(0.05)	0.17	0.35

Total from investment operations	0.08		0.13	0.15	0.31	0.60	0.91

Less Distributions
Net investment income	(0.18)		(0.35)	(0.36)	(0.36)	(0.43)	(0.56)

Total distributions	(0.18)		(0.35)	(0.36)	(0.36)	(0.43)	(0.56)

Net asset value, end of period	$9.49		9.59	9.81	10.02	10.07	9.90

Total Return	0.79	%(a)	1.34%	1.51%	3.09%	6.18%	9.73%

Ratios/Supplemental Data
Net assets, end of period (millions)	$175.9		185.5	199.9	226.0	243.3	172.8

Average net asset ratios
Expenses	0.19	%(b)	0.19%	0.17%	0.16%	0.18%	0.20%
Net investment income	3.69	%(b)	3.60%	3.63%	3.57%	4.23%	5.67%

Portfolio turnover rate	7	%(b)	11%	21%	25%	9%	17%

(a)	Not annualized.
(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended May 31, 2006 (Unaudited)		Year ended November 30,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$8.47		8.65	8.77	8.64	8.51	8.24

Income from Investment Operations
Net investment income	0.19		0.38	0.38	0.39	0.40	0.41
Net gain (loss) on investments (both realized and unrealized)	(0.09)		(0.18)	(0.11)	0.14	0.13	0.27

Total from investment operations	0.10		0.20	0.27	0.53	0.53	0.68

Less Distributions
Net investment income	(0.19)		(0.38)	(0.38)	(0.39)	(0.40)	(0.41)
Net realized gain (a)	—		—	(0.01)	(0.01)	—	—

Total distributions	(0.19)		(0.38)	(0.39)	(0.40)	(0.40)	(0.41)

Net asset value, end of period	$8.38		8.47	8.65	8.77	8.64	8.51

Total Return	1.23	%(b)	2.33%	3.13%	6.16%	6.34%	8.39%

Ratios/Supplemental Data
Net assets, end of period (millions)	$441.8		444.8	440.8	439.9	417.7	387.8

Average net asset ratios
Expenses	0.15	%(c)	0.15%	0.15%	0.15%	0.14%	0.16%
Net investment income	4.50	%(c)	4.41%	4.41%	4.44%	4.65%	4.84%

Portfolio turnover rate	3	%(c)	5%	6%	15%	14%	6%

(a)	Distributions represent less than $0.01 per share in the six months ended May 31, 2006.
(b)	Not annualized.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

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P.O. Box 219548 Kansas City, MO 64121-9548 FORWARDING SERVICE REQUESTED

U.S. Postage PAID Lancaster, PA PERMIT NO. 1275 PRESORTED STANDARD

STATE FARM INSURANCE® Mutual Funds®

State Farm VP Management Corp. (Underwriter and Distributor of Securities Products) One State Farm Plaza Bloomington, Illinois 61710-0001 1-800-447-0740 190-4059.7-CH 1-2006 Printed in U.S.A.

NOT FDIC INSURED • May lose value • No bank guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 7/20/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 7/20/2006

By	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 7/20/2006